Acquisitions (Details Narrative) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($)					3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 19, 2019	Sep. 16, 2019	Aug. 15, 2019	Aug. 14, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 13, 2020	Mar. 31, 2020	Jan. 09, 2019	Dec. 31, 2018	Oct. 31, 2015
Common stock, par value					$ 0.0001			$ 0.0001		$ 0.0001
Number of shares issued for acquisition					$ 12,395,000	$ 11,832,000
Interest rate											4.00%
Business acquisition cash paid								$ 619,000
EAI Acquisition [Member]
Adjustment for reducing of accrued expenses										$ 100,000
FaceBank Group, Inc Pre-Merger [Member]
Adjustment for reducing of accrued expenses										$ 1,900,000
Number of shares acquired							18,935
Common stock, par value										$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Interest rate															5.00%
Debt face amount										$ 375,000		$ 10,050,000		$ 889,000
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG acquisition [Member]
Acquisition of equity, percentage			100.00%
Number of shares issued for acquisitions, shares			2,500,000
Common stock, par value			$ 0.0001
Number of shares issued for acquisition			$ 19,950,000
Long term borrowings			$ 22,900,000
Debt maturity date			Mar. 31, 2014
Interest rate			7.00%
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG acquisition [Member] | Highlight Finance Corp [Member]
Interest rate			4.00%
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG acquisition [Member] | EUR [Member]
Long term borrowings			$ 20,000,000
Debt face amount			14,500,000							$ 16,700,000
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG acquisition [Member] | EUR [Member] | Highlight Finance Corp [Member]
Debt face amount			$ 5,000,000
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Number of shares acquired		333,420
Acquisition of equity, percentage		51.00%
Long term borrowings		$ 24,609,000
Debt maturity date		Sep. 08, 2023
Interest rate		6.50%
Business acquisition ,description		HFC is a British Virgin Islands company with a EUR 15.0 million term bond facility issued and outstanding.
Consideration transferred		$ (5,268,000)
Business acquisition cash paid		2,200,000
Fair value of bonds issued		1,800,000
Fair value of shares owned		1,100,000
Debt settled as a result of the acquisition		$ 10,400,000
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member] | HFC [Member]
Debt maturity date	Apr. 30, 2024
Interest rate	4.00%
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member] | EUR [Member]
Debt face amount	$ 7,500,000
Secured debt	12,000,000
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member] | EUR [Member] | HFC [Member]
Long term borrowings	$ 15,000,000
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member] | Binding Agreement [Member]
Acquisition of equity, percentage			62.30%
FaceBank Group, Inc Pre-Merger [Member] | Stock Access Holdings SAS [Member]
Acquisition of equity, percentage		100.00%
FaceBank Group, Inc Pre-Merger [Member] | Highlight Finance Corp [Member]
Number of shares acquired		35,000
Acquisition of equity, percentage		70.00%
FaceBank Group, Inc Pre-Merger [Member] | Nexway [Member]
Number of shares acquired				74,130
Acquisition of equity, percentage				11.30%